Document and Entity Information	12 Months Ended
Dec. 31, 2016 shares
Document And Entity Information [Abstract]
Document Type	20-F/A
Amendment Flag	true
Amendment Description	Teekay Corporation is filing this Amendment No. 2 on Form 20-F/A to amend and restate Items 5, 18 and 19 of its annual report on Form 20-F for the fiscal year ended December 31, 2016 as originally filed with the Securities and Exchange Commission on April 12, 2017 and as previously amended on May 26, 2017, in order to (a) reflect the change in segment presentation of Teekay Offshore Partners L.P., and (b) correct certain immaterial errors to Item 5 in the Form 20-F as originally filed. Other than as expressly set forth above, this Form 20-F/A does not, and does not purport to, revise, amend, update or restate the information presented in any other item of the Form 20-F as originally filed with the SEC, or reflect, in any item of the Form 20-F, any events that have occurred after the Form 20-F was originally filed.
Document Period End Date	Dec. 31, 2016
Document Fiscal Year Focus	2016
Document Fiscal Period Focus	FY
Trading Symbol	TK
Entity Registrant Name	TEEKAY CORP
Entity Central Index Key	0000911971
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding	86,149,975